Intangible Assets and Goodwill - Narrative (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) segment	Mar. 31, 2024 CAD ($) segment	Mar. 31, 2023 CAD ($) segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 18,715	$ 43,180	$ 18,715
Number of reportable segments | segment	3	2	3
Impairment of property, plant and equipment	$ 20,324	$ 3,659
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		$ (32,900)
Estimated cash flow, projected years		4 years
Impairment of property, plant and equipment		$ 2,800
Canadian Cannabis CGU | Intangible assets other than goodwill | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.167	0.046	0.167
Canadian Cannabis CGU | Intangible assets other than goodwill | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.165	0.120	0.165
Percentage of reasonably possible increase in unobservable input		5.00%
Percentage of reasonably possible decrease in unobservable input		5.00%
Decrease in fair value due to reasonably possible increase in unobservable input		$ 1,200
Increase in fair value due to reasonably possible decrease in unobservable input		$ 1,200
Canadian Cannabis CGU | Intangible assets other than goodwill | Bottom of range | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0
Canadian Cannabis CGU | Intangible assets other than goodwill | Bottom of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.023
Canadian Cannabis CGU | Intangible assets other than goodwill | Bottom of range | Royalty rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.010
Canadian Cannabis CGU | Intangible assets other than goodwill | Bottom of range | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.130
Canadian Cannabis CGU | Intangible assets other than goodwill | Top of range | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.142
Canadian Cannabis CGU | Intangible assets other than goodwill | Top of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.048
Canadian Cannabis CGU | Intangible assets other than goodwill | Top of range | Royalty rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.015
Canadian Cannabis CGU | Intangible assets other than goodwill | Top of range | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.150
European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 0	$ 0
Estimated cash flow, projected years		4 years
European Cannabis CGU | Intangible assets other than goodwill | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.488	0.174	0.488
Percentage of reasonably possible decrease in unobservable input		2.00%
Increase in fair value due to reasonably possible decrease in unobservable input		$ (7,525)
European Cannabis CGU | Intangible assets other than goodwill | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input		0.25%
Increase in fair value due to reasonably possible decrease in unobservable input		$ (1,398)
European Cannabis CGU | Intangible assets other than goodwill | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.170	0.120	0.170
Percentage of reasonably possible increase in unobservable input		0.50%
Decrease in fair value due to reasonably possible increase in unobservable input		$ 2,542
European Cannabis CGU | Intangible assets other than goodwill | Bottom of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.227	0.040	0.227
European Cannabis CGU | Intangible assets other than goodwill | Top of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.366	0.149	0.366
Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 0	$ 0
Estimated cash flow, projected years		7 years
Estimated cash flow, additional projected years		2 years
Plant Propagation CGU | Intangible assets other than goodwill | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.100	0.106	0.100
Percentage of reasonably possible decrease in unobservable input		2.00%
Increase in fair value due to reasonably possible decrease in unobservable input		$ (16,880)
Plant Propagation CGU | Intangible assets other than goodwill | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input		1.00%
Increase in fair value due to reasonably possible decrease in unobservable input		$ (8,244)
Plant Propagation CGU | Intangible assets other than goodwill | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.110	0.100	0.110
Percentage of reasonably possible increase in unobservable input		0.50%
Decrease in fair value due to reasonably possible increase in unobservable input		$ 12,595
Plant Propagation CGU | Intangible assets other than goodwill | Bottom of range | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.02	0.02	0.02
Plant Propagation CGU | Intangible assets other than goodwill | Bottom of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.18	0.24	0.18
Plant Propagation CGU | Intangible assets other than goodwill | Bottom of range | Gross margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.24	0.32	0.24
Plant Propagation CGU | Intangible assets other than goodwill | Top of range | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.39	0.32	0.39
Plant Propagation CGU | Intangible assets other than goodwill | Top of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.29	0.26	0.29
Plant Propagation CGU | Intangible assets other than goodwill | Top of range | Gross margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.33	0.30	0.33
Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 0	$ 24,500	$ 0
Estimated cash flow, projected years		4 years
European Cannabis Operating Segment | Netherlands
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	1,900
Plant Propagation
Disclosure of detailed information about intangible assets [line items]
Goodwill	18,700	$ 18,700	$ 18,700
Estimated cash flow, projected years		7 years
Estimated cash flow, additional projected years		2 years
Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	19,800
Impairment of property, plant and equipment	1,800
Impairment	22,400
Impairment of goodwill	$ 800
Canadian Cannabis Operating Segment | Intangible assets other than goodwill | Discount rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in unobservable input	5.00%		5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%		5.00%
Decrease in fair value due to reasonably possible increase in unobservable input			$ 4,200
Increase in fair value due to reasonably possible decrease in unobservable input			$ 4,200
Canadian Cannabis Operating Segment | Intangible assets other than goodwill | Bottom of range | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.06		0.06
Canadian Cannabis Operating Segment | Intangible assets other than goodwill | Bottom of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.132		0.132
Canadian Cannabis Operating Segment | Intangible assets other than goodwill | Bottom of range | Royalty rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.025		0.025
Canadian Cannabis Operating Segment | Intangible assets other than goodwill | Bottom of range | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.11		0.11
Canadian Cannabis Operating Segment | Intangible assets other than goodwill | Top of range | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.244		0.244
Canadian Cannabis Operating Segment | Intangible assets other than goodwill | Top of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.213		0.213
Canadian Cannabis Operating Segment | Intangible assets other than goodwill | Top of range | Royalty rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.05		0.05
Canadian Cannabis Operating Segment | Intangible assets other than goodwill | Top of range | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.175		0.175